Simplify Bond Bull ETF
Schedule of Investments
March 31, 2025 (Unaudited)
1
Principal Value
U.S. Treasury Bills – 100.3%
U.S. Treasury Bill, 4.31%, 4/1/2025 (a) ........................................ $ 1,400,000 $ 1,400,000
U.S. Treasury Bill, 4.32%, 4/10/2025 (a)(b) ..................................... 13,700,000 13,685,469
U.S. Treasury Bill, 4.34%, 6/17/2025 (a)(b) ..................................... 91,200,000 90,387,548
U.S. Treasury Bill, 4.28%, 7/8/2025 (a)(b) ...................................... 54,600,000 53,977,970
U.S. Treasury Bill, 4.30%, 7/29/2025 (a) ....................................... 1,500,000 1,479,226
Total U.S. Treasury Bills (Cost $160,920,486) ....................................... 160,930,213
Notional Amount
Purchased Swaptions – 0.5%
Calls – Overt the Counter – 0.5%
Interest Rate Swaption, pay semi annually a fixed rate of 3.00% and received quarterly a floating rate of SOFR, Expires 3/15/32 (counterparty: Bank of
America) ...................................................... 50,000,000 55,661
Interest Rate Swaption, pay semi annually a fixed rate of 2.75% and received quarterly a floating rate of SOFR, Expires 3/15/32 (counterparty: Goldman
Sachs International) ............................................. 750,000,000 673,354
Interest Rate Swaption, pay semi annually a fixed rate of 3.00% and received quarterly a floating rate of SOFR, Expires 3/15/32 (counterparty: Goldman
Sachs International) ............................................. 1,000,000,000 (144,552)
Interest Rate Swaption, pay semi annually a fixed rate of 2.75% and received quarterly a floating rate of SOFR, Expires 3/15/32 (counterparty: Morgan
Stanley Capital Services LLC) ..................................... 425,000,000 (1,077,556)
Interest Rate Swaption, pay semi annually a fixed rate of 3.00% and received quarterly a floating rate of SOFR, Expires 3/15/32 (counterparty: Morgan
Stanley Capital Services LLC) ..................................... 700,000,000 1,389,233
Interest Rate Swaption, pay semi annually a fixed rate of 3.00% and received quarterly a floating rate of SOFR, Expires 3/15/32 (counterparty: Nomura
International) ................................................... 125,000,000 (46,954)
849,186
Total Purchased Swaptions (Cost $0) ................................................ 849,186
Total Investments – 100.8%
(Cost $160,920,486) ........................................................... $ 161,779,399
Liabilities in Excess of Other Assets – (0.8)% ......................................... (1,293,782)
Net Assets – 100.0% ............................................................ $ 160,485,617
(a) Represents a zero coupon bond. Rate shown reflects the effective yield.
(b) Securities with an aggregate market value of $106,934,108 have been pledged as collateral for options as of March 31, 2025.
Summary of Investment Type††
Investment Categories % of Net Assets
U.S. Treasury Bills ............................................................................. 100.3%
Purchased Swaptions .......................................................................... 0.5%
Total Investments ............................................................................. 100.8%
Liabilities in Excess of Other Assets ............................................................... (0.8)%
Net Assets .................................................................................. 100.0%

Simplify Bond Bull ETF
Schedule of Investments
(Continued)
March 31, 2025 (Unaudited)
2
†† The percentage shown for each investment category is the total value of investments in that category as a percentage of the net assets of the Fund. The table depicts the Fund's investments but may not represent the Fund's market exposure to certain derivatives, if any, which are included in Liabilities in Excess of Other Assets.